Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Impairment	$ 563,200		$ 563,200	$ 563,200
Goodwill [Member]
Goodwill [Line Items]
Beginning balance	718,204	$ 683,327	683,327	1,060,428
Acquisition of Betcha			34,877
Capitalized development costs	0	0
Impairment				(377,101)
Amortization	0	0
Ending balance	718,204	683,327	718,204	683,327
Definite-lived Intangible Assets [Member]
Goodwill [Line Items]
Beginning balance	13,845	2,358	2,358	149,948
Acquisition of Betcha			5,320
Capitalized development costs	2,748	1,726	8,438	7,264
Impairment				(107,365)
Disposals				(124)
Amortization	(1,315)	(295)	(2,271)	(47,365)
Ending balance	15,278	3,789	13,845	2,358
Trademarks [Member]
Goodwill [Line Items]
Beginning balance	64,666	64,666	64,666	143,400
Capitalized development costs	0	0
Impairment				(78,734)
Amortization	0	0
Ending balance	$ 64,666	$ 64,666	$ 64,666	$ 64,666